Consolidated Cash Flow Statement - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Net profit/(loss) for the year		$ 647,967	$ 562,574	$ (42,089)
Adjustments:
Profit from sale of vessels		(50,377)	(10,165)	0
Depreciation and amortization		149,311	139,023	130,851
Impairment losses on tangible assets		0	2,647	4,645
Share of profit/(loss) from joint ventures		0	(152)	104
Financial income		(14,259)	(4,037)	(241)
Financial expenses		60,858	48,793	42,382
Tax expenses/(income)		4,035	(5,911)	1,344
Other non-cash movements		14,557	(3,691)	1,350
Dividends received from joint ventures		0	0	275
Interest received and realized exchange gains		14,259	4,037	241
Interest paid and realized exchange losses		(65,995)	(49,631)	(41,046)
Income taxes paid		(3,123)	(658)	(1,379)
Change in inventories, receivables and payables, etc.		47,817	(180,915)	(48,489)
Net cash flow from operating activities		805,050	501,914	47,948
Cash flow from investing activities
Investment in tangible fixed assets	[1]	(509,630)	(119,344)	(319,787)
Investment in intangible fixed assets		(563)	(618)	0
Acquisition of subsidiaries, net of cash acquired		0	1,070	0
Sale of tangible fixed assets		166,362	106,623	10,033
Change in restricted cash		(26,738)	23,542	19,161
Net cash flow from investing activities		(370,569)	11,273	(290,593)
Cash flow from financing activities
Proceeds, borrowings		676,374	96,254	548,817
Repayment, borrowings		(585,404)	(275,155)	(253,420)
Dividend paid		(586,384)	(166,658)	0
Capital increase	[1]	6,187	8,015	2,863
Transaction costs share issue		(167)	(31)	(285)
Net cash flow from financing activities		(489,394)	(337,575)	297,975
Net cash flow from operating, investing, and financing activities		(54,913)	175,612	55,330
Cash and cash equivalents beginning balance		320,456	144,844	89,514
Cash and cash equivalents ending balance		265,543	320,456	144,844
Restricted cash equivalents ending balance		30,085	3,347	26,889
Cash and cash equivalents including restricted cash ending balance		$ 295,628	$ 323,803	$ 171,733

[1]
¹⁾ In 2023, the share capital was increased by USD 92.7m (2022: USD 8.0m, 2021: USD 57.9m) including a USD 86.5m (2022: USD 0.0m, 2021:USD 55.0m) non-cash share issue in relation to the acquisition of five (2022: zero, 2021:eight) vessels. Please refer to Note 17 for further reference.